UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-7502

Dreyfus International Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       5/31

Date of reporting period:     02/28/2015

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2015 (Unaudited)

Common Stocks--96.0%	Shares		Value ($)
Brazil--9.7%
BM&FBovespa	2,010,600		7,111,026
Brasil Insurance Participacoes e Administracao	783,900		856,042
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	815,393		4,810,819
Cia Hering	376,100		2,359,609
Duratex	980,000		2,620,238
EDP - Energias do Brasil	1,298,600		4,121,668
Gerdau, ADR	1,286,270		4,591,984
Grupo BTG Pactual	65,700		631,137
Itau Unibanco Holding, ADR	574,102		7,337,024
Magnesita Refratarios	2,801,600		1,865,266
Oi, ADR	429,768	a	898,215
Petroleo Brasileiro, ADR	1,633,781		10,831,968
Sul America	208,900		962,541
Telefonica Brasil, ADR	277,160		5,138,546
Vale, ADR	993,300		6,426,651
			60,562,734
Chile--1.6%
Cencosud	2,086,459		5,139,686
ENTEL Chile	490,534		5,206,277
			10,345,963
China--18.1%
Air China, Cl. H	1,274,000		1,130,137
Anhui Conch Cement, Cl. H	2,350,000		7,984,025
Baoxin Auto Group	3,741,100		2,488,986
Beijing Capital International Airport, Cl. H	5,652,000		5,327,126
China Communications Services, Cl. H	19,382,000		8,896,557
China Construction Bank, Cl. H	22,691,399		18,870,977
China Life Insurance, Cl. H	1,269,000		5,440,348
China Railway Construction, Cl. H	1,670,500		2,039,717
China ZhengTong Auto Services Holdings	4,006,000		2,107,388
CNOOC	6,553,000		9,412,365
Dongfang Electric, Cl. H	1,532,200		3,097,668
Guangzhou Automobile Group, Cl. H	4,869,603		4,671,323
Industrial & Commercial Bank of China, Cl. H	19,896,590		14,520,062
Lianhua Supermarket Holdings, Cl. H	10,570,000	a	4,906,264
Ping An Insurance Group Company of China, Cl. H	764,000		8,496,222
Weichai Power, Cl. H	1,236,000		5,019,985
West China Cement	25,202,000		3,281,934
Wumart Stores, Cl. H	7,781,000		5,658,325
			113,349,409
Greece--.4%
National Bank of Greece	1,536,797	a	2,304,456
Hong Kong--7.4%
China Mobile	535,000		7,270,559
China Mobile, ADR	41,176		2,789,674

China Resources Power Holdings	2,161,000		5,725,850
COSCO Pacific	6,883,832		9,923,057
Global Bio-Chem Technology Group	33,916,980	a	997,069
NWS Holdings	288,306		521,908
Parkson Retail Group	32,939,500		7,092,623
Shanghai Industrial Holdings	4,061,000		12,304,791
			46,625,531
Hungary--1.6%
OTP Bank	286,252		4,531,729
Richter Gedeon	393,676		5,716,050
			10,247,779
India--11.6%
Bank of India	1,277,083	a	4,868,001
Bharat Heavy Electricals	421,873		1,843,695
ICICI Bank	806,127		4,369,111
IDFC	499,742		1,338,132
India Cements	5,206,845	a	8,439,841
NMDC	2,258,576		5,225,732
NTPC	1,685,921		4,240,820
Oriental Bank of Commerce	301,843		1,177,239
Power Grid Corporation of India	1,404,012		3,568,810
Punjab National Bank	1,388,815	a	3,733,543
Reliance Industries	1,052,115		14,563,714
Rolta India	1,620,076		4,646,201
Sesa Sterlite	869,430		3,055,419
South Indian Bank	1,694,651		756,773
State Bank of India	1,445,297		7,013,099
Steel Authority of India	3,392,870		3,859,215
			72,699,345
Indonesia--.1%
Aneka Tambang Persero	4,186,800		325,550
Malaysia--.9%
CIMB Group Holdings	3,409,355		5,628,652
Mexico--2.0%
Alpek	1,828,040	a	2,207,976
Consorcio ARA	3,253,000	a	1,545,052
Controladora Vuela Compania de Aviacion, ADR	612,875	a	6,159,394
Grupo Financiero Banorte, Ser. O	477,600		2,584,527
			12,496,949
Poland--1.2%
Powszechna Kasa Oszczednosci Bank Polski	872,720		7,675,161
Qatar--.4%
Commercial Bank of Qatar	120,923		2,291,498
Russia--4.7%
Gazprom, ADR	2,345,371		11,703,401
MegaFon, GDR	159,095		2,801,663
Moscow Exchange MICEX-RTS	3,244,773	b	4,036,984
Rosneft, GDR	1,068,983		4,618,007
Sberbank of Russia, ADR	1,178,780		5,991,739
			29,151,794
South Africa--1.5%
Aveng	1,505,298	a	2,014,118

Standard Bank Group	560,817		7,331,265
			9,345,383
South Korea--20.9%
E-Mart	19,585		3,827,600
Hite Jinro	81,329	a	1,693,196
Hyundai Engineering & Construction	78,846		3,548,806
Hyundai Mobis	23,078		5,246,195
Hyundai Motor	73,545		10,754,838
KB Financial Group	467,080		16,597,075
Korea Electric Power	247,676		10,087,119
Korean Reinsurance	97,679		925,572
KT	108,690	a	3,030,308
KT, ADR	324,782		4,550,196
LG Chem	27,799		5,825,493
LG Electronics	118,490		6,671,844
Lotte Shopping	22,149		5,045,100
NongShim	20,013		4,622,382
POSCO	24,722		6,025,361
POSCO, ADR	18,330		1,111,531
Samsung Electronics	21,350		26,396,930
Shinhan Financial Group	144,124		5,738,435
Shinsegae	41,308		6,492,306
Tongyang Life Insurance	235,547		2,553,878
			130,744,165
Taiwan--9.1%
Advanced Semiconductor Engineering	1,689,840		2,276,078
Compal Electronics	9,738,000		7,565,904
First Financial Holding	5,442,939		3,214,982
Hon Hai Precision Industry	3,591,277		9,960,205
Nan Ya Printed Circuit Board	2,722,020	a	3,839,691
Radiant Opto-Electronics	1,915,570		6,313,055
Shin Kong Financial Holding	23,243,763		6,675,967
Simplo Technology	614,000		3,049,960
Taiwan Semiconductor Manufacturing	1,885,638		9,036,412
United Microelectronics	9,453,845		4,816,479
			56,748,733
Thailand--3.1%
Bangkok Bank	1,598,960		9,100,174
PTT Global Chemical	4,117,000		7,131,209
Thai Oil	1,955,300		3,175,170
			19,406,553
Turkey--.6%
Turkiye Halk Bankasi	645,336		3,845,726
Turkiye Sise ve Cam Fabrikalari	1		1
			3,845,727
United Arab Emirates--.5%
Emaar Properties	1,620,764		3,331,682
United States--.6%
iShares MSCI Emerging Markets ETF	87,040		3,546,010
Total Common Stocks
(cost $637,952,824)			600,673,074

Preferred Stocks--2.0%
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	902,900		4,048,936
Gerdau	731,300		2,619,928
Itau Unibanco Holding	2,700		34,716
Itausa - Investimentos Itau	998,600		3,549,405
Metalurgica Gerdau	132,600		521,291
Randon Participacoes	1,223,400		1,663,522
Total Preferred Stocks
(cost $16,885,127)			12,437,798
	Number of
Rights--.0%	Rights		Value ($)
Brazil
Itausa - Investimentos Itau
(cost $9,007)	7,329	a	8,778

Other Investment--.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,270,000)	4,270,000	c	4,270,000

Total Investments (cost $659,116,958)	98.7%		617,389,650
Cash and Receivables (Net)	1.3%		8,418,937
Net Assets	100.0%		625,808,587

ADR-- American Depository Receipts
ETF -- Exchange-Traded Fund
GDR -- Global Depository Receipts
MICEX -- Moscow Interbank Currency Exchange
RTS -- Russian Trading System

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At February 28, 2015, the value of this security amounted to $4,036,984 or 0.6% of net assets.
c	Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized depreciation on investments was $41,727,308 of which $73,748,772 related to appreciated investment securities and $115,476,080 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the costfor financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	30.2
Information Technology	13.5
Materials	11.7
Energy	8.7
Industrial	8.5
Consumer Discretionary	7.9
Telecommunication Services	6.5
Utilities	5.2
Consumer Staples	4.3

Health Care	.9
Money Market Investment	.7
Exchange-Traded Funds	.6
98.7
† Based on net assets.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	593,090,080	4,036,984	-	597,127,064
Equity Securities - Foreign Preferred Stocks+	12,437,798	-	-	12,437,798
Exchange-Traded Funds	3,546,010	-	-	3,546,010
Mutual Funds	4,270,000	-	-	4,270,000
Rights+	8,778	-	-	8,778
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)